Compensatory Equity Incentive Plan and Other Equity Incentives (Details 1)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Expected volatility - minimum	68.00%	103.00%
Expected volatility - maximum	103.00%	104.00%
Dividend yields	0.00%	0.00%
Risk free interest rate - minimum	0.37%	1.64%
Risk free interest rate - maximum	0.149%	1.77%
Expected term (in years)		7 years 5 months 26 days
Lower Limit [Member]
Weighted average expected volatility	68.00%	103.00%
Expected term (in years)	4 years 3 months 14 days
Upper Limit [Member]
Weighted average expected volatility	103.00%	104.00%
Expected term (in years)	7 years 6 months